ORGANIZATION (Details) $ in Thousands, $ in Millions	6 Months Ended
	Sep. 30, 2021 CAD ($)	Jul. 16, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 09, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Description of nature and extent of rate-regulated activity	ancillary service charges above USD $9,000/MWh
Contingent asset		$ 100.0
Subject to compromise
Trade and other current payables	$ 1,024,383		$ 921,595
Other non-current liabilities	14,155		19,078
Current portion of long-term debt	630,491		$ 654,180
DIP Facility
Disclosure of detailed information about borrowings [line items]
Face value				$ 125.0
Interest rate				13.00%
Subject to compromise
Trade and other current payables	551,076
Other non-current liabilities	9,815
Current portion of long-term debt	471,542
Liabilities	$ 1,032,433